Financial Risks - Summary of Economic Variable Assumptions (Detail)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Base [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.33%	4.33%	4.11%	4.11%
Unemployment rate	4.08%	4.08%	4.03%	4.03%
House Price Index	419.04	419.04	400.12	400.12
Domestic GDP | $	$ 23,973.45		$ 22,900.95
Equity | €		€ 5,912.89		€ 4,672.66
Base [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.26%	4.26%	4.04%	4.04%
Unemployment rate	4.09%	4.09%	4.06%	4.06%
House Price Index	424.1	424.1	393.7	393.7
Domestic GDP | $	$ 24,343.12		$ 23,303.78
Equity | €		€ 5,814.62		€ 4,796.24
Base [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.24%	4.24%	4.02%	4.02%
Unemployment rate	4.05%	4.05%	3.97%	3.97%
House Price Index	434.08	434.08	394.21	394.21
Domestic GDP | $	$ 24,819.66		$ 23,825.37
Equity | €		€ 6,098.72		€ 5,043.19
Base [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.18%	4.18%	4.03%	4.03%
Unemployment rate	4.01%	4.01%	3.94%	3.94%
House Price Index	448.91	448.91	403.5	403.5
Domestic GDP | $	$ 25,356.09		$ 24,397.71
Equity | €		€ 6,483.85		€ 5,368.63
Upside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	4.43%	4.43%	4.21%	4.21%
Unemployment rate	3.13%	3.13%	3.08%	3.08%
House Price Index	439.72	439.72	419.87	419.87
Domestic GDP | $	$ 24,319.86		$ 23,354.42
Equity | €		€ 6,264.59		€ 4,950.59
Upside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	4.35%	4.35%	4.13%	4.13%
Unemployment rate	3.44%	3.44%	3.41%	3.41%
House Price Index	456.26	456.26	423.62	423.62
Domestic GDP | $	$ 24,807.47		$ 23,883.09
Equity | €		€ 6,132.21		€ 5,058.2
Upside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	4.24%	4.24%	4.02%	4.02%
Unemployment rate	3.42%	3.42%	3.34%	3.34%
House Price Index	471.39	471.39	428.16	428.16
Domestic GDP | $	$ 25,341.29		$ 24,451.63
Equity | €		€ 6,356.19		€ 5,256.09
Upside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.18%	4.18%	4.03%	4.03%
Unemployment rate	3.42%	3.42%	3.35%	3.35%
House Price Index	489.21	489.21	439.72	439.72
Domestic GDP | $	$ 25,943.15		$ 25,020.82
Equity | €		€ 6,630.75		€ 5,490.26
Downside [member] | Later than one year [member]
Economic variable assumptions [line items]
Interest rates	3.17%	3.17%	2.31%	2.31%
Unemployment rate	8.23%	8.23%	7.56%	7.56%
House Price Index	354.16	354.16	339.91	339.91
Domestic GDP | $	$ 22,959.57		$ 22,039.64
Equity | €		€ 3,867.82		€ 2,904.9
Downside [member] | Later than one year and not later than two years [member]
Economic variable assumptions [line items]
Interest rates	3.74%	3.74%	3.24%	3.24%
Unemployment rate	7.46%	7.46%	6.90%	6.90%
House Price Index	369.92	369.92	347.29	347.29
Domestic GDP | $	$ 23,369.09		$ 22,368.94
Equity | €		€ 4,095.95		€ 3,226.25
Downside [member] | Later than two years and not later than three years [member]
Economic variable assumptions [line items]
Interest rates	3.94%	3.94%	3.71%	3.71%
Unemployment rate	6.18%	6.18%	5.70%	5.70%
House Price Index	385.26	385.26	352.66	352.66
Domestic GDP | $	$ 24,147.35		$ 23,099.22
Equity | €		€ 4,899.05		€ 3,942.26
Downside [member] | Later than three years and not later than four years [member]
Economic variable assumptions [line items]
Interest rates	4.04%	4.04%	3.89%	3.89%
Unemployment rate	5.00%	5.00%	4.88%	4.88%
House Price Index	401.39	401.39	363.59	363.59
Domestic GDP | $	$ 24,980.66		$ 23,768.8
Equity | €		€ 5,712.91		€ 4,603.9